Share-based Compensation Recognized (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, tax benefit	$ 488	$ 40	$ 500	$ 87	$ 62	$ 214
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, tax benefit	$ 11	$ 49	$ 26	$ 80	$ 47	$ 51